Derivative Liability (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Liability [Abstract]
Schedule of Estimated Fair Values of the Liabilities Measured on a Recurring Basis

As of the date of issuance of the convertible notes and December 31, 2025, the estimated fair values of the liabilities measured on a recurring basis were based on the following Black Scholes inputs:

	Initial	December 31,
	Date	2025
Expected conversion price	$5.95 - $11.70	$3.84 - $7.65
Expected term	0.22 - 1.00 years	0.25 - 0.35 years
Expected average volatility	135% - 205%	288% - 297%
Expected dividend yield	-	-
Risk-free interest rate	3.92% - 4.34%	3.63% - 3.67%
Expected IPO Price	$7.00 - $9.00	$7.00 - $9.00

Schedule of Changes in Derivative Liabilities

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2025 and 2024:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Balance - December 31, 2024	-
Initial recognition of derivative liability - conversion feature	953,571
Loss on extinguishment of derivative liability	117,217

Gain on change in fair value of the derivative	(535,329)
Balance - December 31, 2025	$535,459